File Nos. 33-43846
811-00524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. Post-Effective Amendment No. 123	[_] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 123	[X]

(Check appropriate box or boxes.)

THE DREYFUS/LAUREL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York                 10166
(Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)

X	on September 30, 2005 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (DATE) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (DATE) pursuant to paragraph (a)(2) of Rule 485

immediately upon filing pursuant to paragraph (b)

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DREYFUS TAX MANAGED BALANCED FUND

Seeks an attractive after-tax total return consisting
of federally tax-exempt income and capital appreciation

PROSPECTUS September 30, 2005

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial Company

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these securities or passed upon
the adequacy of this prospectus. Any representation
to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

FOR MORE INFORMATION

See back cover.

Dreyfus Tax Managed Balanced Fund Ticker Symbol: DLMBX	THE FUND

[ICON] GOAL/APPROACH

The fund seeks to provide an attractive after-tax total return consisting of federally tax-exempt income and capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests the majority of its assets in municipal bonds that provide income exempt from federal income tax. The fund will employ a tax-managed strategy to invest the balance of its assets primarily in equity securities, focusing on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies. From time to time, the investment adviser may re-balance the fund's portfolio, and will do so on a quarterly basis if necessary to maintain the fund's holdings of municipal bonds to above 50% of its assets.

The fund's target investment allocation in municipal bonds is 55% of its assets, but the fund may have more or less than 55% of its assets so invested. The fund will only invest in municipal bonds rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies or the unrated equivalent as determined by Dreyfus at the time of purchase. The fund seeks to maintain a minimum average credit quality of "AA/Aa" with respect to its portfolio of municipal bonds. The dollar-weighted average maturity of the fund's portfolio of municipal bonds is not restricted, but normally exceeds ten years.

The portfolio managers may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio managers may assess the current interest rate environment and the municipal bond's credit profile and potential volatility in different rate environments. The portfolio managers focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio managers' changing view of the current interest rate and market environment. The portfolio managers also may look to select bonds that are most likely to obtain attractive prices when sold.

While the fund is permitted to invest its assets in municipal bonds that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

The fund will invest the balance of its assets primarily in equity securities, such as common stocks, preferred stocks, warrants and convertible securities. Up to 15% of the fund's portfolio of equity securities may be invested in dollar-denominated securities of foreign companies.

In choosing equity securities, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy-and-hold" investment strategy with respect to its investments in equity securities, and generally will seek to maintain a low annual portfolio turnover rate.

The fund typically sells a stock when it believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

During periods when the fund re-balances its portfolio, the fund will not be deterred from selling municipal bonds or equity securities which would result in higher portfolio turnover and potentially taxable distributions. In addition, any dividends received from the fund's equity investments generally will be taxable.

The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

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Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

•	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

•	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Investment grade bonds: independent rating organizations analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

Dollar-weighted average maturity: an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

Multinational companies: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.

Tax-managed strategy: an approach to managing a fund that seeks to reduce current tax liabilities. The fund seeks to minimize taxable distributions from its investments in equity securities, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains. For example, when selling equity securities, the fund generally will select those securities bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost securities with a long-term holding period.

[ICON] MAIN RISKS

The stock and municipal bond markets can perform differently from each other at any given time (as well as over the long term), so the fund will be affected by its asset allocation. The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

The fund's investments in municipal bonds also are subject to the following principal risks:

•	Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the maturity and duration of the bond portion of the fund's portfolio, the more its share price is likely to react to interest rates.

•	Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	Market sector risk. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, lending portfolio securities, engaging in forward commitment transactions and investing in inverse floating rate securities, may magnify the fund's gains or losses. Generally, the fund will borrow money for investment purposes only if necessary to maintain the fund's holdings of municipal bonds to above 50% of the fund's assets.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable. In addition, at least 50% of the fund's assets must be invested in municipal bonds as of the end of each quarter in order to provide shareholders income derived from the fund's investments in municipal bonds that is exempt from federal income tax. While the fund's investment adviser will monitor on a regular basis the percentage of the fund's assets invested in municipal bonds, if at the end of any quarter the fund holds less than 50% of its assets in municipal bonds, the income derived from the fund's investments during the year will be taxable to shareholders.

The fund's investments in stocks and other equity securities also are subject to the following principal risks:

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Blue chip risk. By focusing on large-capitalization, high quality stocks, the fund may underperform its benchmark during periods when lower quality, smaller-capitalization companies are in favor.

•	Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

The fund also is subject to the following principal risks:

•	Correlation risk. Although the prices of equity and municipal bonds often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in stocks and municipal bonds, it is subject to correlation risk.

•	Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates), swaps, and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

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Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. Lending portfolio securities may cause taxable income. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

To the extent the fund re-balances its portfolio, the fund could incur higher transaction costs and taxable distributions which would lower after-tax performance.

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What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON] PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.

[ICON] EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table

Shareholder transaction fees
% of transaction amount

Maximum redemption fee
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets

Management fees
Rule 12b-1 fee
Other expenses

Total	1.00% 0.65% 0.25% 0.25% 1.15%

Expense example

1 Year	3 Years

$117	$365

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. Dreyfus has contractually agreed to waive receipt of its fees and/or assume certain expenses of the fund, until August 31, 2006, so that annual fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15%.

Rule 12b-1 fee: a fee of up to 0.25% to reimburse the fund's distributor for expenses in connection with distributing the fund's shares, providing shareholder account service and maintenance and advertising and marketing relating to the fund. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges. Actual 12b-1 fees paid by the fund may be lower than the amount listed in the table above.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amount listed in the table above.

[ICON] MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of 0.65% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.2 trillion in assets under management, administration or custody, including $738 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Joseph P. Darcy and Scott Sprauer serve as the primary portfolio managers for the municipal bond portion of the fund's portfolio. Messrs. Darcy and Sprauer have been employed by Dreyfus since May 1994 and October 1998, respectively, and each serves as a portfolio manager for other Dreyfus-managed municipal bond funds.

Dreyfus has engaged Fayez Sarofim & Co. (Sarofim & Co.), located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the fund's sub-investment adviser to manage the equity portion of the fund's portfolio. Sarofim & Co., subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's equity investments. Sarofim & Co. managed approximately $40.6 billion in assets, which include investment advisory services for five other registered investment companies having aggregate assets of approximately $6.5 billion as of June 30, 2005. Fayez Sarofim, president and chairman of Sarofim & Co., serves as the primary portfolio manager for the equity portion of the fund's portfolio. Mr. Sarofim founded Sarofim & Co. in 1958.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of fund shares.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus funds and the Dreyfus Founders funds (together, the Funds) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a consolidated amended complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse affect on the Funds or Dreyfus' ability to perform its contract with the Funds.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any 12b-1 fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Codes of ethics

The fund, Dreyfus, Sarofim & Co. and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The codes of ethics of Dreyfus and Sarofim & Co. restricts the personal securities transactions of Dreyfus' and Sarofim & Co.'s respective employees, and require portfolio managers and other investment personnel to comply with the relevant code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or Sarofim & Co. employees does not disadvantage any fund managed by Dreyfus or Sarofim & Co., respectively.

[ICON]     FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

YOUR INVESTMENT

[ICON]     ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Because a majority of the fund's assets will be invested in securities that provide tax-exempt income, the fund is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund's investments generally are valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board. If valuations for investments (received from the pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund's board. Fair value of investments may be done by the fund's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price investments may result in a value that is different from a security's most recent price and from prices used by other mutual funds to calculate their net asset values. Foreign securities may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Investments in certain municipal bonds and thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund's NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Your Investment—Account Policies—General Policies" for further information about the fund's frequent trading policy.

Minimum investments

Initial	Additional

Regular accounts Dreyfus automatic investment plans	$2,500 $100	$100; $500 for Dreyfus TeleTransfer investments $100

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

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Concept to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

If you are selling or exchanging shares you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more also must be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund's board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions
•	change its minimum or maximum investment amounts
•	delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
•	"redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
•	refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus' view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor's trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus' ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded municipal bonds, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund's frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

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Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[ICON] DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays tax exempt dividends once a month and taxable dividends and capital gain distributions annually. Dividends and capital gain distributions of the fund will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you from income derived from its investments in municipal bonds will be exempt from federal personal income tax. Other distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income from equity and taxable bond investments and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON] SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from one Dreyfus fund into another.

For exchanging shares

Dreyfus Auto- Exchange Privilege	For making regular exchanges from one Dreyfus fund into another.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

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Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more – when it's convenient for you – by calling 1-800-645-6561. Certain requests may require the services of a representative.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete the application.
Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

[ICON] By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•    ABA# 011001234
•    DDA# 044210
•    the fund name
•    your account number
•    name(s) of investor(s)

Return your application with the account number on the application.

[ICON] Online (www.dreyfus.com)

          ________

[ICON] Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

•    ABA # 011001234
•    DDA # 044210
•    the fund name
•    your account number
•    name(s) of investor(s)

Electronic check Same as wire, but insert "408" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit www.dreyfus.com to request your transaction.

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name(s) and signature(s)
•    your account number
•    the fund name
•    the dollar amount you want to sell
•    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Wire Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit www.dreyfus.com to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

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To reach Dreyfus, call toll-free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to: The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

FOR MORE INFORMATION

Dreyfus Tax Managed Balanced Fund
A series of The Dreyfus/Laurel Funds Trust
SEC file number: 811-00524

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

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To obtain information:

By telephone
Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2005 Dreyfus Service Corporation

THE DREYFUS/LAUREL FUNDS TRUST

DREYFUS TAX MANAGED BALANCED FUND

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2005

           This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Tax Managed Balanced Fund (the "Fund"), dated September 30, 2005, as it may be revised from time to time. The Fund is a separate portfolio of The Dreyfus/Laurel Funds Trust (the "Trust"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Fund's Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City - Call 1-718-895-1206
Outside the U.S. - Call 516-794-5452

TABLE OF CONTENTS

Description of the Trust and Fund
Management of the Trust and Fund
Management Arrangements
How to Buy Shares
Service Plan
How to Redeem Shares
Shareholder Services
Determination of Net Asset Value
Dividends, Other Distributions and Taxes
Portfolio Transactions
Summary of the Proxy Voting Policy, Procedures and Guidelines of
       The Dreyfus Family of Funds
Information About the Trust and Fund
Counsel and Independent Registered Public Accounting Firm
Appendix	Page B-2 B-23 B-29 B-35 B-37 B-37 B-39 B-43 B-44 B-48 B-53 B-54 B-56 B-57

DESCRIPTION OF THE TRUST AND FUND

           The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979. The Trust is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund.

           The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's investment adviser. The Manager has engaged Fayez Sarofim & Co. (the "Sub-Adviser"), to serve as the Fund's sub-investment adviser with respect to the equity portion of the Fund's portfolio and to provide day-to-day management of the Fund's equity investments, subject to the supervision of the Manager. The Manager and Sub-Adviser are referred to collectively as the "Advisers."

           Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

           The following information supplements and should be read in conjunction with the Fund's Prospectus.

           Municipal Bonds. The Fund normally invests the majority of its assets in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds"). Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities' interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related security and purchased and sold separately.

           The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

           Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the Federal alternative minimum tax (AMT). While the Fund is permitted to invest in such Municipal Bonds, the Fund currently is managed so that income paid by the Fund from its portfolio of Municipal Bonds will not be subject to the Federal AMT.

Certain Tax Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

Tax Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Manager has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Bond, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

           Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which the Fund may invest may contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Trust's Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Trust's Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant. The Fund will not invest more than 15% of the value of its net assets at the time of purchase in lease obligations that are illiquid and in other illiquid securities.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bond, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bond and for other reasons.

           The Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund's net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Inverse Floaters. The Fund may invest in residual interest Municipal Bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

      Ratings of Municipal Bonds. The Fund will only invest in Municipal Bonds rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"). The Fund also may invest in Municipal Bonds which, while not rated, are determined by the Manager to be of comparable quality to the rated Municipal Bonds in which the Fund may invest. The Fund seeks to maintain a minimum average credit quality of "AA/Aa" with respect to its portfolio of Municipal Bonds.

           Subsequent to its purchase by the Fund, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Bonds by the Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the Municipal Bonds. To the extent that the ratings given by the Rating Agencies for Municipal Bonds may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this SAI. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

           Equity Securities. The Fund will invest the balance of its assets primarily in equity securities, including common stock, preferred stock, convertible securities and warrants. The Fund focuses its equity investments on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

           Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

           Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

           The Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

           Warrants. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

Depositary Receipts and New York Shares. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts and New York Shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States. New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.

           These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Investment Companies. The Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

Exchange-Traded Funds. The Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

           The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

           Foreign Securities; Foreign Government Obligations; Securities of Supranational Entities. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. The Fund also may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that the Sub-Adviser determines to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

           Zero Coupon, Pay-In-Kind and Step-Up Securities. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are debt securities that generally pay interest through the issuance of additional bonds; and step-up bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Other Distributions and Taxes."

           Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

           Money Market Instruments. When the Advisers determine that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

           Repurchase Agreements. For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Income derived from repurchase agreements will be taxable.

Investment Techniques

           The following information supplements and should be read in conjunction with the Fund's Prospectus. The Fund's use of certain of the investment techniques described below may give rise to taxable income.

           Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Such borrowings may be for temporary or emergency purposes or for leveraging as described below. While borrowings for temporary or emergency purposes exceed 5% of the Fund's total assets, the Fund will not make any additional investments. The Fund also may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

           Leverage. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Generally, the Fund will only borrow money for investment purposes in connection with maintaining the Fund's holdings of Municipal Bonds to above 50% of the Fund's assets.

           Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

           Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

           Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments in which the Fund may invest (in addition to inverse floaters) include options contracts, futures contracts, options on futures contracts, swap agreements and credit derivatives. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. The Fund's portfolio managers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

           Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

           If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

           Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

           Neither the Trust nor the Fund will be a commodity pool. In addition, as a registered investment company, the Trust has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, neither the Trust nor the Fund is subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions—In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. The Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, commodities, and security or commodity indexes. To the extent the Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

           Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

           The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

           Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

           Successful use of futures by the Fund also is subject to the Advisers' ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

           Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

           The Fund also may enter into futures contracts for the purchase or sale of debt securities and futures contracts on securities indexes.

           The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, to mitigate risk, manage maturity and duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

           In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

           In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

           The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

           The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

           The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks. If there were a default by the other party to such transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

           The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

           The Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund's shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

Credit Derivatives. The Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Options—In General. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

           A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

           There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

           The Fund may purchase cash-settled options on interest rate swaps and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

           Successful use by the Fund of options and options on futures will be subject to the Advisers' ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Advisers' predictions are incorrect, the Fund may incur losses.

           Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

           Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

           Equity securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets invested in equity securities.

           The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets invested in equity securities be in deposits on short sales against the box.

           Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

           Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific Municipal Bonds. The Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by the Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

           Forward Commitments. The Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

           Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

           Investing in Municipal Bonds. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a municipal bond fund that does not follow this practice.

           Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration.

           In addition, at least 50% of the Fund's assets must be invested in Municipal Bonds as of the end of each quarter of the Fund's tax year in order to provide shareholders income derived from the Fund's investments in Municipal Bonds that is exempt from Federal income tax. Although the Manager will monitor on a regular basis the percentage of the Fund's assets invested in Municipal Bonds, if at the end of any quarter of the Fund's tax year the Fund holds less than 50% of its assets in Municipal Bonds, the income derived from the Fund's investments during the year will be taxable to shareholders.

           Equity Securities. Equity securities, including common stock, and certain preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

           Although the Fund focuses its equity investments on "blue chip", including multinational, companies, it may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

           The Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

           Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

           Because evidences of ownership of foreign securities usually are held outside the United States, the Fund's investments in such securities will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

           Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

           Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

           Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Advisers. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, the Advisers will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies advised by the Advisers and their affiliates, may own significant positions in portfolio companies that, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

           Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A., an affiliate of Dreyfus, has a lending relationship.

Investment Restrictions

           Fundamental. The Fund has adopted the following restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

                1.     Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of Municipal Bonds (other than Municipal Bonds backed only by assets and revenues of non-governmental issuers) and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                2.      Invest in physical commodities or commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

                3.      Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

                4.      Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

                5.      Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board.

                6.      Act as an underwriter of securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

                7.      Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

           Non-fundamental. The Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions, and the Fund's investment objective, may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

                1.      Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

                2.      Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

                3.      Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

                4.      Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

                5.      Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

           If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Fundamental Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

           The Trust and the Manager have received an exemptive order from the SEC, which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

           If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

MANAGEMENT OF THE TRUST AND FUND

           The Trust's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation Fayez Sarofim & Co. Dreyfus Service Corporation Dreyfus Transfer, Inc. Mellon Bank, N.A.	Investment Adviser Sub-Adviser Distributor Transfer Agent Custodian

Board Members of the Trust1

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trust's Trustees also serves as a Board Member of The Dreyfus/Laurel Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Trust, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

Name (Age)                          Principal Occupation
Position with Trust (Since)         During Past 5 Years             Other Board Memberships and Affiliations
----------------------------        ------------------------        -------------------------------------------------
Joseph S. DiMartino (61)            Corporate Director and Trustee  The Muscular Dystrophy Association, Director
Chairman of the Board                                               Levcor International, Inc., an apparel fabric
(1999)                                                                 processor, Director
                                                                    Century Business Services, Inc., a provider of
                                                                       outsourcing functions for small and medium
                                                                       size companies, Director
                                                                    The Newark Group, a provider of a national
                                                                       market of paper recovery facilities,
                                                                       paperboard mills and paperboard converting
                                                                       plants, Director
                                                                    Azimuth Trust, an institutional asset management
                                                                       firm, Member of Board of Managers and
                                                                       Advisory Board

James M. Fitzgibbons (71)           Chairman of the Board,          Bill Barrett Company, an oil and gas exploration
Board Member                        Davidson Cotton Company            company, Director
(1994)                              (1998-2002)

J. Tomlinson Fort (77)              Retired; Of Counsel, Reed       Allegheny College, Emeritus Trustee
Board Member                        Smith LLP (1998-January 2004)   Pittsburgh Ballet Theatre, Trustee
(1994)                                                              American College of Trial Lawyers, Fellow

Kenneth A. Himmel (59)              President and CEO,              None
Board Member                        Related Urban Development, a
(1988)                              real estate development
                                    company  (1996-present)

                                    President and CEO, Himmel &
                                    Company, a real estate
                                    development company
                                    (1980-present)

                                    CEO, American Food
                                    Management, a restaurant
                                    company (1983-present)

Stephen J. Lockwood (58)            Chairman of the Board,          BDML Holdings, an insurance company,
Board Member                        Stephen J. Lockwood and           Chairman of the Board
(1993)                              Company LLC, an investment      Affiliated Managers Group, an investment
                                    company (2000-present)            management company, Director

                                    Chairman of the Board and
                                    CEO, LDG Reinsurance
                                    Corporation (1977-2000)

Roslyn Watson (55)                  Principal, Watson Ventures,     American Express Centurion Bank,
Board Member                        Inc., a real estate               Director
(1992)                              investment company              The Hyams Foundation Inc., a Massachusetts
                                    (1993-present)                    Charitable Foundation, Trustee
                                                                    National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (59)            President and CEO, The          Boston College, Associate Trustee
Board Member                        Partnership, an organization    The Greater Boston Chamber of Commerce, Director
(1998)                              dedicated to increasing the     Mass. Development, Director
                                    representation of African       Commonwealth Institute, Director
                                    Americans in positions of       Efficacy Institute, Director
                                    leadership, influence and       PepsiCo African - American, Advisory Board
                                    decision-making in Boston, MA   The Boston Foundation, Director
                                    (1991-present)                  Harvard Business School Alumni Board,
                                                                      Director

_______________________

1 None of the Board members are "interested persons" of the Trust, as defined in the 1940 Act.

           Board members are elected to serve for an indefinite term. The Trust has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Trust, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Trust's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Trust's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments.

           The table below indicates the dollar range of each Board member's ownership of shares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2004. As the Fund had not commenced offering its shares prior to the date of this SAI, no Fund shares were owned by any Trustees.

                        Joseph S.      James M.     J. Tomlinson   Kenneth A.   Stephen J.    Roslyn M.     Benaree
                       DiMartino    Fitzgibbons        Fort         Himmel     Lockwood      Watson      Pratt Wiley
                       ---------    -----------    ------------   ---------   ----------     --------    -----------
Fund                   None          None          None            None         None         None         None
Aggregate              Over          Over          $10,001-$50,000 None         None         None         None
Holdings of Funds      $100,000      $100,000
in the Dreyfus
Family of
Funds for which
Responsible as a
Board Member

           As of December 31, 2004, none of the Trustees or their immediate family members owned securities of the Manager, the Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, the Sub-Adviser, or the Distributor.

Officers of the Trust

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and Chief Operating Officer
of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of
the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary
of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001. Director Mutual Fund Accounting of the Manager,
and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Fund Tax Director of the Manager,
and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1993.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager – Equity Funds of the Manager,
and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager – Money Market Funds of the Manager,
and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

GREGORY S. GRUBER, Assistant Treasurer since July 2005. Senior Accounting Manager – Municipal Bond Funds of the Manager,
and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002. Senior Accounting Manager—Taxable Fixed Income Funds
of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

           The address of each Board member and officer of the Trust is 200 Park Avenue, New York, New York 10166.

           No officer or employee of the Manager or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

           In addition, the Trust currently has one Emeritus Board member who is entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to him as a Board member.

           The aggregate amount of compensation estimated to be paid to each Trustee by the Trust for the fiscal year ending August 31, 2006, and the amount paid to each Trustee by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2004, were as follows:

                                                              Total Compensation
                                Aggregate Estimated           From the Trust and
                                 Compensation                 Fund Complex Paid
Name of Board Member              From the Trust*             To Board Member(**)
--------------------           --------------------           --------------------
Joseph S. DiMartino                $27,083                       $874,125 (193)
James Fitzgibbons                  $21,667                        $96,000 (23)
J. Tomlinson Fort                  $21,667                        $96,000 (23)
Kenneth A. Himmel                  $21,667                        $88,000 (23)
Stephen J. Lockwood                $21,667                        $97,500 (23)+
Roslyn M. Watson                   $21,667                        $96,000 (23)
Benaree Pratt Wiley                $21,667                        $95,500 (23)

_________________

*	Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are paid directly by the Manager to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, not including the Fund, for which the Trustees served.

+	Amount includes compensation received in connection with serving on a Special Committee of Representative Board Members of the funds in the Dreyfus Fund Complex in connection with the adoption of the Trust's Compliance Program.

MANAGEMENT ARRANGEMENTS

           The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Expenses" and "Management."

           Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

           Management Agreement. The Manager serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the "Management Agreement") between the Manager and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts law. As investment adviser, the Manager manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions.

           The Management Agreement will continue until April 4, 2007 and thereafter is subject to annual approval by (i) the Trust's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on not more than 60 days' notice, by the Trust's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, upon not less than 90 days' notice, by the Manager. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

           The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board, Chief Executive Officer and Chief Operating Officer; Thomas F. Eggers, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director; Ronald P. O'Hanley III, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

           Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Trust that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

           The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Trust. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

           Sub-Investment Adviser. The Sub-Adviser provides investment advisory assistance and day-to-day management of the equity portion of the Fund's portfolio pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Adviser and the Manager. The Sub-Advisory Agreement will continue until April 4, 2007 and thereafter is subject to annual approval by (i) the Trust's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Trust's Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisers, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Trust's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or (iii) by the Sub-Adviser on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

           The following persons are officers and/or directors of the Sub-Adviser: Fayez S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; and Satish K. Gupta, Alice M. Youngblood, Christopher B. Sarofim, Mary L. Porter, Catherine P. Crain, David L. Pesikoff, Reynaldo Reza, Elizabeth S. Robison, Manisha A. Thakor and William G. Lee, Jr., Vice Presidents; and Robert M. Hopson, Vice President and Assistant Secretary.

           Portfolio Management. The Advisers provide day-to-day management of the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to, in the case of the Sub-Adviser, the supervision of the Manager, and the approval of the Trust's Board. The Advisers are responsible for investment decisions, and provide the Fund with portfolio managers who are authorized by the Trust's Board to execute purchases and sales of securities. The portfolio managers for the Municipal Bond portion of the Fund's portfolio are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt. The portfolio managers for the equity portion of the Fund's portfolio are Fayez S. Sarofim, Charles E. Sheedy, Christopher B. Sarofim and Catherine P. Crain. The Manager and the Sub-Adviser also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by the Manager and the Sub-Adviser.

           The Trust, the Manager, the Sub-Adviser and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to such respective Code of Ethics, to invest in securities that may be purchased or held by the Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

           Portfolio Manager Compensation--Dreyfus. With respect to the portfolio managers who are employed by Dreyfus, compensation is comprised primarily of a market-based salary and an incentive compensation plan.   The Fund's portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. The incentive compensation plan is comprised of three components: portfolio performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus' financial performance as measured by Dreyfus' pre-tax net income (approximately 20%).  Up to 10% of the incentive plan compensation may be paid in Mellon restricted stock.

           Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group. 1-year performance in each category is weighted at 40% and 3-year performance at 60%. The portfolio manager's performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average.  Generally, if the asset-weighted average is higher, then that is used to measure performance.  If the straight average is higher, then typically an average of the two is used to measure performance.

           Individual qualitative performance is based on Dreyfus' Chief Investment Officer's evaluation of the portfolio manager's performance based on any combination of the following:  marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

           Portfolio managers are also eligible for Dreyfus' Long Term Incentive Plan. Under that plan, cash and/or Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the Mellon organization.

           Portfolio Manager Compensation--Sub-Adviser. With respect to the portfolio managers employed by the Sub-Adviser, the portfolio managers are compensated through (i) payment of a fixed annual salary and discretionary annual bonuses and (ii) the possible issuance of stock options and incentive stock options. The fixed annual salary amounts and the discretionary annual bonus amounts constitute the largest component of the portfolio manager's compensation, and these amounts are determined annually through a comprehensive review process pursuant to which executive officers and the members of Fayez Sarofim & Co.'s Board of Directors review and consider the accomplishments and development of each portfolio manager, especially with respect to those client accounts involving the portfolio manager. A lesser component of the portfolio manager's compensation results from the possible issuance of stock options and incentive stock options. Portfolio managers are sometimes granted stock options and incentive stock options to acquire shares of the capital stock of The Sarofim Group, Inc., the ultimate corporate parent of Fayez Sarofim & Co. The decisions as to whether to issue such options and to whom the options are to be issued are made in conjunction with the annual salary and bonus review process, and the options are issued pursuant to a stock option plan adopted by The Sarofim Group, Inc. The options are not based on the particular performance or asset value of any particular client account or of all client accounts as a group, but rather the performance and accomplishments of the individual to whom the option is to be granted. There are various aspects of the review process that are designed to provide objectivity, but, in the final analysis, the evaluation is a subjective one that is based upon a collective overall assessment. There are, however, no specified formulas or benchmarks tied to the particular performance or asset value of any particular client account or of all client accounts as a group.

           Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the Fund's primary portfolio managers and assets under management in those accounts as of June 30, 2005:

                        Registered
                        Investment
                        Company           Assets           Pooled      Assets     Other         Assets
 Portfolio Manager      Accounts          Managed         Accounts    Managed    Accounts      Managed
------------------      --------          -------         --------    -------    --------       -------
  Joseph P. Darcy          3           $      2,920,000       0                0     0                 0
  Scott Sprauer            6           $    754,000,000       0                0     0                 0
  Fayez Sarofim            5           $  6,506,000,000       0   $6,806,000,000   659   $23,486,000,000

           None of the funds or accounts are subject to a performance-based advisory fee.

           As the Fund had not offered its shares prior to the date of this SAI, none of the portfolio managers owned any Fund shares.

           Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

           Potential conflicts of interest may arise because of the Advisers' management of the Fund and Other Accounts, as applicable. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus or the Sub-Adviser, as the case may be, may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' or the Sub-Adviser's, as the case may be, overall allocation of securities in that offering, or to increase Dreyfus' or the Sub-Adviser's, as the case may be, ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus or the Sub-Adviser, as the case may be, may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus or the Sub-Adviser, as the case may be. Dreyfus or the Sub-Adviser, as the case may be, periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus or the Sub-Adviser, as the case may be, could be viewed as having a conflict of interest to the extent that Dreyfus or the Sub-Adviser, as the case may be or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

           Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

           A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

           Dreyfus' and the Sub-Adviser's respective goal is to provide high quality investment services to all clients, while meeting Dreyfus' and the Sub-Adviser's respective fiduciary obligation to treat all clients fairly. Each of Dreyfus and the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with Dreyfus' Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

           Expenses. All expenses incurred in the operation of the Fund are borne by the Trust, except to the extent specifically assumed by the Manager or Sub-Adviser. The expenses borne by the Trust include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or Sub-Adviser or their affiliates, SEC fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Trust's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund; other expenses of the Trust are allocated among the Fund and the Trust's other series on the basis determined by the Trust's Board, including, but not limited to, proportionately in relation to the net assets of each.

           As compensation for the Manager's services, the Trust has agreed to pay the Manager a monthly management fee at the annual rate of 0.65% of the value of the Fund's average daily net assets. As the Fund had not completed its first fiscal year as of the date of this SAI, no information is provided on management fees paid by the Fund to the Manager.

           Under the Sub-Advisory Agreement, the Manager has agreed to pay the Sub-Adviser, out of the fee the Manager receives from the Fund, an annual fee of 0.251% of the value of the Fund's average daily net assets representing the equity portion of the Fund's portfolio, as compensation for its sub-investment advisory services to the Fund.

           The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

           Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

           The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any 12b-1 fee or other expenses paid by the Fund. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

           From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

           Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

           Mellon Bank, N.A., located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (the "Custodian"), acts as the custodian of the Fund's investments. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Trust, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

           The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Account Policies," "Services for Fund Investors," and "Instructions for Regular Accounts."

           General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a Service Agent. Share certificates are issued only upon your written request. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified plans. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

           The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Trust's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Trust's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

           Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

           Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

           Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of computing net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

           Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

           Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern Time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

           Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SERVICE PLAN

           The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Expenses."

           Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Board has adopted such a plan (the "Service Plan") pursuant to which the Fund reimburses the Distributor for expenses in connection with distributing the Fund's shares, servicing shareholder accounts and advertising and marketing relating to the Fund, at an aggregate annual rate of up to 0.25% of the value of the Fund's average daily net assets. The Distributor may pay one or more Service Agents a fee in respect of these services and determines the amount, if any, to be paid to Service Agents and the basis on which such payments are to be made. The Trust's Board believes that there is a reasonable likelihood that the Service Plan will benefit the Fund and its shareholders.

           A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Service Plan without shareholder approval and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Service Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan and the related service agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any of the related service agreements or by vote of a majority of the Fund's shares.

           As shares of the Fund have not been offered for a fiscal year as of the date of this SAI, no information is provided as to the fees paid by the Fund pursuant to the Service Plan.

HOW TO REDEEM SHARES

           The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Account Policies," "Services for Fund Investors," and "Instructions for Regular Accounts."

           General. The Fund ordinarily will make a payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R)order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

           Redemption Fee. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. As the Fund had not commenced operations as of the date of this SAI, no redemption fees have been deducted.

           No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by the Distributor, (3) through accounts established by Service Agents approved by the Distributor that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or distributions. The redemption fee may be waived, modified or terminated at any time.

           Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

           To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

           Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

           Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

           Redemption Commitment. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Trust's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

           Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

           The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Account Policies" and "Services for Fund Investors."

Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares exchanged where the exchange is made less than 30 days after the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

          To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

          To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

           During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

           Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction.

           Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

           Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

           Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account.

           Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

           Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

           Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

           Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

           Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

           The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies."

           Valuation of Portfolio Securities. Substantially all of the Fund's investments in Municipal Bonds (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments in Municipal Bonds is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Trust's officers under the general supervision of the Trust's Board. These procedures need not be used to determine the value of securities held by the Fund if, in the opinion of a committee appointed by the Trust's Board, some other method would more accurately reflect the fair value of such securities. The Fund's equity investments generally are valued on the basis of market quotations or official closing prices. The Fund's portfolio of equity securities (and covered call options written by the Fund) are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the Advisers. Forward currency contracts will be valued at the current cost of offsetting the contract. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Service Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

           Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Trust not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculated its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust's Board. Fair value of investments may be determined by the Trust's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the Fund may trade on days the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at the market value of such securities less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

           New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

           The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Distributions and Taxes."

          It is expected that the Fund will qualify as a regulated investment company under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          The Fund ordinarily declares and pays dividends from its net investment income from Municipal Bonds monthly. Tax exempt dividends are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. Taxable dividends and distributions from net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

          If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from taxable investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

          Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as described in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution or an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received or disallowed to the extent of the exempt-interest dividend received, respectively.

          In general, dividends (other than capital gain dividends) paid by the Fund to U.S. individual shareholders from the Fund's investments in equity securities may be eligible for the 15% preferential maximum tax rate to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend. In order to be eligible for the preferential rate, the investor in the Fund must have held his or her shares in the Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an investor's qualification for the preferential rate may apply.

          In general, dividends (other than capital gain dividends) paid by the Fund to U.S. corporate shareholders from the Fund's investments in equity securities may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 91-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

           Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

          Gain or loss, if any, realized by the Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

           Offsetting positions held by the Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

          If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

          If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

          If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

           Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

           Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Trust could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

           The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "The Fund."

           General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

           Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

          In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

           With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

           Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

           Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

          To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

           Municipal Bonds ordinarily are purchased from and sold to parties acting either as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued Municipal Bonds usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

          When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

           IPO Allocations. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Manager (or where applicable, a sub-adviser or Dreyfus affiliate). “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

           Soft Dollars. Subject to the policy of seeking the best combination of price and execution, a fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a “safe harbor” to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called “soft dollar” arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in performing investment decision-making responsibilities fall within the safe harbor.

          The services and products provided under these arrangements permit the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news, technical and portfolio analyses, economic forecasting and interest rate projections, and historical information on securities and companies. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) also may defray the costs of certain computer and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may have both a research function and a non-research administrative function (a “mixed use”). If the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) determines that any research product or service has a mixed use, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in hard dollars. Any such allocation may create a conflict of interest for the Manager (and where applicable, a sub-adviser or Dreyfus affiliate).

           Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to compensate the selected brokerage firm for research provided. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

          The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

           Brokerage Commissions. The Trust contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) or their affiliates. The Trust’s Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) are reasonable and fair.

           Regular Broker-Dealers. The Fund may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.

           Disclosure of Portfolio Holdings. It is the policy of the Trust to protect the confidentiality of the Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at http://www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Trust files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

          If the Fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Advisers or their affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. The Fund may distribute its portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

          The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment advisers, administrator, and each of their respective affiliates and advisers.

           Disclosure of the Fund's portfolio holdings may be authorized only by the Trust's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Trust's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

          The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

          The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

          The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

          All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

          When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

          On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

          In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

           Information regarding how the Manager voted proxies for the Fund is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Fund's Form N-PX filed with the SEC.

INFORMATION ABOUT THE TRUST AND FUND

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Fund shares are without par value, have no preemptive or subscription rights and are freely transferable. The Fund is one of four portfolios of the Trust.

          The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trust intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

           Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of 66-2/3% of the Trust's outstanding voting shares entitled to vote thereon. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio, or, where matters affect different classes of a portfolio differently, by class.

           Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

          The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, each Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Trust will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Trust will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

          The Trust will send annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this SAI.

           Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the non-interested Trustees of the Trust.

          KPMG LLP, 345 Park Avenue, New York, New York 10154, an independent registered public accounting firm, serves as the independent auditors for the Fund.

APPENDIX

RATING AGENCY RATINGS OF MUNICIPAL BONDS

           Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Issue Ratings Definitions

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term ratings address the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

The 'c' subscript is used to provide additional information to investors that the bank may-terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment grade level and/or the issuer's bonds are deemed taxable.

p

The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

Continuance of the ratings is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

The 'r' highlights derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Short-Term Issue Credit Ratings

Notes

An S&P note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the-term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Issuer Credit Rating Definitions

An S&P Issuer Credit Rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. In addition, it does not take into account the creditworthiness of the guarantors, insurers, or other forms of credit enhancement on the obligation. The Issuer Credit Rating is not a recommendation to purchase, sell or hold a financial obligation issued by an obligor, as it does not comment on market price or suitability for a particular investor.

CreditWatch And Rating Outlooks

An S&P rating evaluates default risk over the life of a debt issue, incorporating an assessment of all future events to the extent they are known or considered likely. But S&P also recognizes the potential for future performance to differ from initial expectations. Rating outlooks and CreditWatch listings address this possibility by focusing on the scenarios that could result in a rating change.

CreditWatch highlights potential changes in ratings of bonds, short-term, and other fixed-income securities. Issues appear on CreditWatch when an event or deviation from an expected trend has occurred or is expected and additional information is necessary to take a rating action. Such rating reviews normally are completed within 90 days, unless the outcome of a specific event is pending. A listing does not mean a rating change is inevitable. However, in some cases, it is certain that a rating change will occur and only the magnitude of the change is unclear.

Wherever possible, a range of alternative ratings that could result is shown. CreditWatch is not intended to include all issues under review, and rating changes will occur without the issue appearing on CreditWatch. An issuer cannot automatically appeal a CreditWatch listing, but analysts are sensitive to issuer concerns and the fairness of the process.

A rating outlook is assigned to all long-term debt issues—except for structured finance—and also assesses potential for change. Outlooks have a longer time frame than CreditWatch listings and incorporate trends or risks with less certain implications for credit quality. An outlook is not necessarily a precursor of a rating change or a CreditWatch listing.

CreditWatch designations and outlooks may be "positive," which indicates a rating may be raised, or "negative," which indicates a rating may be lowered. "Developing" is used for those unusual situations in which future events are so unclear that the rating potentially may be raised or lowered. "Stable" is the outlook assigned when ratings are not likely to be changed, but should not be confused with expected stability of the company's financial performance.

Commercial Paper

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Variable-Rate Demand Bonds

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

Moody's

Municipal Bond Ratings

Aaa

           Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

           Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

           Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

           Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

           Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

           Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

           Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

           Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

           Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Municipal Note Ratings

           Moody's ratings for state municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

           Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

          This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2

          This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

          The rating Prime 1 (P 1) is the highest commercial paper rating assigned by Moody's. Issuers of P 1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a wide range of financial markets and assured sources of alternative liquidity.

           Issuers (or related supporting institutions) rated Prime 2 (P 2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

           Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

           Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A

           Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

           Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB

           Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B

           Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC

           Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC

           Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C

           Bonds rated C are in imminent default in payment of interest or principal.

           Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

           Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

           Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

           Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

           Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

          Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

THE DREYFUS/LAUREL FUNDS TRUST
(formerly The Laurel Funds Trust)

PART C
OTHER INFORMATION

Item 23.	Exhibits

A(1)	Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A.

A(2)	Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

A(3)	Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

A(4)	Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, filed on December 19, 1994.

A(5)	Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

A(6)	Amendment No. 9 to Registrant's Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on April 25, 2003.

B(1)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A.

B(2)	Amendment to Amended and Restated By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A filed on April 29, 2004.

D(1)	Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994 is incorporated by Reference to Exhibit (d) of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A.

D(2)	Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994)is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

D(3)	Management Agreement between the Registrant and The Dreyfus Corporation.**

D(4)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co.**

E	Distribution Agreement between the Registrant and Dreyfus Service Corporation.**

F	Not applicable.

G	Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A filed on April 26, 2001.

H(1)	Transfer Agent Agreement between the Registrant and Boston Safe Deposit and Trust Company (currently known as The Shareholder Services Group, Inc.) is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A filed on April 23, 1997.

H(2)	Supplement to Transfer Agent Agreement for the Registrant, dated June 1, 1989 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A.

H(3)	Supplement to Transfer Agent Agreement for the Registrant, dated April 4, 1994, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

I	Opinion of counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

J	Consent of Independent Registered Public Accounting Firm.**

M(1)	Form of Distribution Plan (relating to Class B Shares and Class C Shares) is incorporated by reference to Exhibit M(1) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed on June 25, 2004.

M(2)	Amended and Restated Distribution Plan (relating to Class A Shares and Institutional Shares) is incorporated by reference to Exhibit M(2) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed on June 25, 2004.

M(3)	Amended Distribution Plan (relating to Class T Shares) is incorporated by reference to Exhibit M(3) of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed on June 25, 2004.

M(4)	Amended and Restated Service Plan (relating to Class B, Class C, and Class T Shares) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on May 1, 2000.

M(5)	Rule 12b-1 Service Plan.**

N	Rule 18f-3 Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A filed on April 29, 2004.

P(1)	Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A filed on April 29, 2004.

P(2)	Code of Ethics adopted by Fayez Sarofim & Co., sub-investment adviser to a series of the Registrant.**

**	Filed herewith.

Other Exhibits

(a)	Power of Attorney of Benaree Pratt Wiley dated May 28, 1998 is incorporated by reference to (other exhibits) of Post-Effective Amendment No. 110 filed on Form N-1A on March 1, 1999.

(b)	Powers of attorney of the Trustees dated June 15, 1998 are incorporated by reference to (other exhibits) of Post-Effective Amendment No. 110 filed on Form N-1A on March 1, 1999. Powers of attorney of the Trustees dated June 1, 1999. Incorporated by reference to (other exhibits) of Post-Effective Amendment No. 111 filed on Form N-1A on April 30, 1999.

(c)	Power of Attorney of Marie E. Connolly dated July 6, 1998 is incorporated by reference to (other exhibits) of Post-Effective Amendment No. 110 on Form N-1A filed on March 1, 1999.

(d)	Powers of Attorney of Stephen E. Canter and James Windels dated November 15, 2001 are incorporated by reference to (other exhibits) of Post-Effective Amendment No. 115 filed on Form N-1A on April 30, 2002.

(e)	Powers of Attorney of the Trustees dated March 16, 2000 are incorporated by reference to (other exhibits) of Post-Effective Amendment No. 113 filed on Form N-1A on May 1, 2000.

(f)	Certificate of Assistant Secretary is incorporated by reference to (other exhibits) of Post-Effective Amendment No. 120 filed on Form N-1A on February 24, 2004.

Item 24.	Persons Controlled By or Under Common Control with Registrant Not applicable.

Item 25.	Indemnification

(a)	Subject to the exceptions and limitations contained in Section (b) below:

          (i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) by the court or other body approving the settlement;

          (B) by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c)	The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 26(a)	Business and Other Connections of the Investment Adviser Investment Adviser - The Dreyfus Corporation

          The Dreyfus Corporation (“Dreyfus”) and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                          Position Held               Dates
------------                       ----------------                          -------------               -----

Stephen R. Byers                   Lighthouse Growth Advisors LLC++          Member, Board of Managers   9/02 - Present
Director, Vice Chair, and                                                    President                   9/02 - 11/02
Chief Investment Officer

                                   Dreyfus Service Corporation++             Senior Vice President       3/00 - Present

                                   Founders Asset Management,                Member, Board of Managers   6/02 - Present
                                   LLC****
                                   Dreyfus Investment Advisors,              Chief Investment Officer    2/02 - Present
                                   Inc. ++                                   Director                    2/02 - Present

Stephen E. Canter                  Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                        Vice Chairman               6/01 - Present
Chief Operating Officer

                                   Standish Mellon Asset Management          Board Manager               7/03 - Present
                                   Company, LLC*

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   Dreyfus Investment                        Chairman of the Board       1/97 - 2/02
                                   Advisors, Inc.++                          Director                    5/95 - 2/02
                                                                             President                   5/95 - 2/02

                                   Newton Management Limited                 Director                    2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+              Executive Committee         1/99 - 7/03
                                                                             Member

                                   Mellon Equity Associates, LLP+            Executive Committee         1/99 - Present
                                                                             Member

                                   Franklin Portfolio Associates,            Director                    2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*        Director                    2/99 - Present

                                   TBCAM Holdings, LLC*                      Director                    2/99 - Present

                                   Mellon Capital Management                 Director                    1/99 - Present
                                   Corporation***

                                   Founders Asset Management                 Member, Board of            12/97 - Present
                                   LLC****                                   Managers

                                   The Dreyfus Trust Company+++              Director                    6/95 - Present
                                                                             Chairman                    1/99 - Present
                                                                             President                   1/99 - Present
                                                                             Chief Executive Officer     1/99 - Present

J. Charles Cardona                 Dreyfus Investment Advisors,              Chairman of the Board       2/02 - Present
Director and Vice Chair            Inc.++

                                   Boston Safe Advisors, Inc.++              Director                    10/01 - Present

                                   Dreyfus Service Corporation++             Executive Vice President    2/97 - Present
                                                                             Director                    8/00 - Present

Thomas F. Eggers                   Dreyfus Service Corporation++             Chairman                    4/05 - Present
Director and President                                                       Chief Executive Officer     4/05 - Present

                                   Dreyfus Service Organization++            Director                    4/05 - Present

                                   Founders Asset Management LLC****         Member, Board of            4/05 - Present
                                                                             Managers

                                   Lighthouse Growth Advisers LLC++          Member, Board of            4/05 - Present
                                                                             Managers

                                   Scudder Investments                       President                   5/02 - 3/05
                                   345 Park Avenue                           Chief Executive Officer     5/02 - 3/05
                                   New York, NY 10154

                                   Scudder Distributor                       Chairman                    5/02 - 3/05
                                   345 Park Avenue
                                   New York, NY 10154

Steven G. Elliott                  Mellon Financial Corporation+             Director                    1/01 - Present
Director                                                                     Senior Vice Chairman        1/99 - Present

                                   Mellon Bank, N.A.+                        Director                    1/01 - Present
                                                                             Senior Vice Chairman        3/98 - Present

                                   Mellon EFT Services Corporation           Director                    10/98 - 6/02
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services                 Director                    1/96 - Present
                                   Corporation #1                            Vice President              1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Allomon Corporation                       Director                    12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Funding Corporation+               Director                    8/87 - Present

                                   Mellon Overseas Investments               Director                    4/88 - 7/02
                                   Corporation+

                                   Mellon Financial Markets, LLC+            Member                      12/99 - 3/02

                                   Mellon Ventures, Inc. +                   Director                    1/99 - Present

David F. Lamere                    Mellon Financial Corporation +            Vice Chairman               9/01 - Present
Director
                                   Wellington-Medford II Properties, Inc.    President and Director      2/99 - Present
                                   Medford, MA

                                   TBC Securities Co., Inc.                  President and Director      2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *                Chairman & CEO              1/99 - Present

                                   Boston Safe Deposit and Trust Company*    Chairman & CEO              1/99 - Present

                                   Newton Management Limited                 Director                    10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+             Executive Committee Member  8/98 - Present

                                   Mellon Bank, N.A. +                       Vice Chairman               9/01 - Present
                                                                             Exec. Management Group      8/01 - Present

                                   Mellon United National Bank               Director                    11/98 - Present
                                   2875 Northeast 191st Street,
                                   North Miami, FL 33180

                                   Mellon Asset Holdings, Inc. +             President                   3/99 - 12/02
                                                                             Director                    6/99 - 12/02

                                   Mellon Global Investing Corp.+            President                   1/00 - Present

Martin G. McGuinn                  Mellon Financial Corporation+             Chairman                    1/99 - Present
Director                                                                     Chief Executive Officer     1/99 - Present
                                                                             Director                    1/98 - Present

                                   Mellon Bank, N. A. +                      Chairman                    3/98 - Present
                                                                             Chief Executive Officer     3/98 - Present
                                                                             Director                    1/98 - Present

Ronald P. O'Hanley                 Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Vice Chair
and Director
                                   Mellon Bank, N.A. +                       Vice Chairman               6/01 - Present

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   TBC General Partner, LLC*                 President                   7/03 - Present

                                   Standish Mellon Asset Management          Board Member                7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management          Board Member                7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*         Director                    12/00 - Present

                                   Franklin Portfolio Associates,            Director                    4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                      Partner Representative      2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                  Director                    7/97 - Present

                                   Newton Management Limited                 Executive Committee         10/98 - Present
                                   London, England                           Member
                                                                             Director                    10/98 - Present

                                   Mellon Global Investments Japan Ltd.      Non-Resident Director       11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                      Director                    1/98 - Present

                                   Fixed Income (MA) Trust*                  Trustee                     6/03 - Present

                                   Fixed Income (DE) Trust*                  Trustee                     6/03 - Present

                                   Pareto Partners                           Partner Representative      5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management                 Director                    2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**             Director                    2/97 - 7/03

                                   Mellon Bond Associates, LLP+              Executive Committee Member  1/98 - 7/03
                                                                             Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+            Executive Committee         1/98 - Present
                                                                             Member
                                                                             Chairman                    1/98 - Present

                                   Mellon Global Investing Corp.*            Director                    5/97 - Present
                                                                             Chairman                    5/97 - Present
                                                                             Chief Executive Officer     5/97 - Present

J. David Officer                   Dreyfus Service Corporation++             President                   3/00 - Present
Vice Chair                                                                   Director                    3/99 - Present
and Director
                                   MBSC, LLC++                               Manager, Board of           4/02 - Present
                                                                             Managers
                                                                             President                   4/02 - Present

                                   Boston Safe Advisors, Inc. ++             Director                    10/01 - Present

                                   Dreyfus Transfer, Inc. ++                 Chairman and Director       2/02 - Present

                                   Dreyfus Service Organization,             Director                    3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of               Director                    5/98 - Present
                                   Massachusetts, Inc.++

                                   Seven Six Seven Agency, Inc.++            Director                    10/98 - Present

                                   Mellon Residential Funding Corp. +        Director                    4/97 - Present

                                   Mellon Bank, N.A.+                        Executive Vice President    2/94 - Present

                                   Mellon United National Bank               Director                    3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +        Director                    9/96 - 4/02
                                                                             Chairman                    6/99 - 4/02
                                                                             Chief Executive Officer     6/99 - 4/02

                                   Dreyfus Investment Services Company LLC+  Manager                     11/01 - 12/02
                                                                             Chairman                    11/01 - 12/02
                                                                             Chief Executive Officer     11/01 - 12/02

Richard W. Sabo                    Founders Asset Management                 President                   12/98 - Present
Director                           LLC****                                   Chief Executive Officer     12/98 - Present

Diane P. Durnin                    Seven Six Seven Agency, Inc. ++           Director                    4/02 - Present
Vice Chair and Director

Mark N. Jacobs                    Dreyfus Investment                        Director                    4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary
                                   The Dreyfus Trust Company+++              Director                    3/96 - Present

                                   The TruePenny Corporation++               President                   10/98 - Present
                                                                             Director                    3/96 - Present

Patrice M. Kozlowski               None
Senior Vice President -
Corporate
Communications

Gary Pierce                        None
Controller

Joseph W. Connolly                 The Dreyfus Family of Funds ++            Chief Compliance           10/04 - Present
Chief Compliance Officer                                                     Officer

                                   The Mellon Funds Trust ++                 Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Investment Advisors, Inc. ++      Chief Compliance           10/04 - Present
                                                                             Officer

                                   Lighhouse Growth Advisors, LLC ++         Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC, LLC ++                              Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Service Corporation ++            Chief Compliance           10/04 - Present
                                                                             Officer

                                   Boston Service Corporation ++             Chief Compliance           10/04 - Present
                                                                             Officer

                                   Mellon Securities Services +              First Vice President       11/01 - 2/04

Lisa A. Fox                        None
Vice President -
Human Resources

Anthony Mayo                       None
Vice President -
Information Systems

Angela E. Price                    None
Vice President

Theodore A. Schachar               Lighthouse Growth Advisors LLC++          Assistant Treasurer         9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++             Vice President - Tax        10/96 - Present

                                   MBSC, LLC++                               Vice President - Tax        4/02 - Present

                                   The Dreyfus Consumer Credit               Chairman                    6/99 - Present
                                   Corporation ++                            President                   6/99 - Present

                                   Dreyfus Investment Advisors,              Vice President - Tax        10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,             Vice President - - Tax      10/96 - Present
                                   Inc.++

Alex G. Sciulli                    AFCO Acceptance Corp.                     Vice President              05/94 - Present
Vice President                     110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   AFCO Credit Corp.                         Vice President              05/94 - Present
                                   110 William Street
                                   29th Floor
                                   New York, NY 10038-3901

                                   The Boston Company, Inc.*                 Vice President              09/01 - Present

                                   Dreyfus Service Corporation++             Vice President              11/01 - Present

                                   Dreyfus Transfer. Inc.++                  Vice President              11/01 - Present

                                   Founders Asset Management LLC****         Authorized Agent            12/01 - Present

                                   Franklin Portfolio Associates LLC*        Vice President              06/01 - Present

                                   Franklin Portfolio Holdings LLC*          Vice President              06/01 - Present

                                   Mellon Bank, N.A.+                        Senior Vice President       08/01 - Present

                                   Mellon HR Solutions LLC                   Vice President              06/02 - Present
                                   2100 N. Central Road
                                   Fort Lee, NJ 07024

                                   Mellon Human Resources & Investor         Vice President              03/04 - Present
                                   Solutions, Inc.+

                                   Mellon Private Trust Company, N.A.*       Vice President for          08/01 - Present
                                                                             Facilities
                                   Mellon Trust of California                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of New England, N.A.*        Vice President              09/03 - Present

                                   Mellon Trust of New York, LLC             Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon Trust of Washington                Vice President for          08/01 - Present
                                                                             Facilities

                                   Mellon United National Bank               Vice President              09/01 - Present
                                   Mellon Financial Tower
                                   111 Brickell Avenue
                                   Miami, FL 33131

                                   Standish Mellon Asset Management LLC      Vice President              10/01 - Present
                                   One Financial Center
                                   Boston, MA 02210

                                   The Dreyfus Corporation++                 Vice President              11/01 - Present

                                   Katrena Corporation+                      Vice President              08/01 - Present

                                   Laurel Capital Advisors, LLP*             Vice President              08/01 - Present

                                   MBC Investments Corporation+              Vice President              08/01 - Present

                                   MFS Leasing Corp. +                       Vice President              08/01 - Present

                                   MMIP, LLC+                                Vice President              08/01 - Present

                                   Mellon Capital Management Corporation***  Vice President              08/01 - Present

                                   Mellon Equity Associates, LLP+            Vice President              08/01 - Present

                                   Mellon Financial Markets, LLC+            Vice President              08/01 - Present

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #1+

                                   Mellon Financial Services                 Vice President              08/01 - Present
                                   Corporation #4+

                                   Mellon Funding Corporation+               Vice President              08/01 - Present

                                   Mellon Insurance Agency, Inc. +           Vice President              08/01 - Present

                                   Mellon International Investment           Vice President              08/01 - Present
                                   Corporation+

                                   Mellon International Leasing Company+     Vice President              08/01 - Present

                                   Mellon Leasing Corporation+               Vice President              08/01 - Present

                                   Mellon Overseas Investment Corporation+   Vice President              08/01 - Present

                                   Mellon Trust Company of Illinois+         Vice President              08/01 - Present

                                   Mellon VA Partners, LLC+                  Vice President              08/01 - Present

                                   Mellon Ventures, Inc. +                   Vice President              08/01 - Present

                                   Pontus, Inc. +                            Vice President              08/01 - Present

                                   Texas AP, Inc. +                          Vice President              08/01 - Present

Wendy Strutt                       Boston Safe Advisers, Inc.                Chief Operating Officer     3/03 - Present
Vice President

James Bitetto                      The TruePenny Corporation++               Secretary                   9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++             Assistant Secretary         8/98 - Present

                                   Dreyfus Investment                        Assistant Secretary         7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                           Assistant Secretary         7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit               Vice President and          2/02 - Present
                                   Corporation++                             Director
*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556- 0144.

Item 26(b).	Business and Other Connections of Sub-Investment Adviser.

Registrant is fulfilling the requirement of this Item 26(b) to provide a list of the officers and directors of Fayez Sarofim & Co., the sub-investment adviser to Registrant's Dreyfus Tax Managed Balanced Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Fayez Sarofim & Co. or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Fayez Sarofim & Co. (SEC File No. 801-1725).

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

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89)	CitizensSelect Funds
Dreyfus A Bonds Plus, Inc.
Dreyfus Appreciation Fund, Inc.
Dreyfus BASIC Money Market Fund, Inc.
Dreyfus BASIC Municipal Fund, Inc.
Dreyfus BASIC U.S. Mortgage Securities Fund
Dreyfus BASIC U.S. Government Money Market Fund
Dreyfus Bond Funds, Inc.
Dreyfus California Intermediate Municipal Bond Fund
Dreyfus California Tax Exempt Bond Fund, Inc.
Dreyfus California Tax Exempt Money Market Fund
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Connecticut Intermediate Municipal Bond Fund
Dreyfus Connecticut Municipal Money Market Fund, Inc.
Dreyfus Fixed Income Securities
Dreyfus Florida Intermediate Municipal Bond Fund
Dreyfus Florida Municipal Money Market Fund
Dreyfus Founders Funds, Inc.
The Dreyfus Fund Incorporated
Dreyfus GNMA Fund, Inc.
Dreyfus Government Cash Management Funds
Dreyfus Growth and Income Fund, Inc.
Dreyfus Growth and Value Funds, Inc.
Dreyfus Growth Opportunity Fund, Inc.
Dreyfus Index Funds, Inc.
Dreyfus Institutional Cash Advantage Funds
Dreyfus Institutional Money Market Fund
Dreyfus Institutional Preferred Money Market Funds
Dreyfus Insured Municipal Bond Fund, Inc.
Dreyfus Intermediate Municipal Bond Fund, Inc.
Dreyfus International Funds, Inc.
Dreyfus Investment Grade Bond Funds, Inc.
Dreyfus Investment Portfolios
The Dreyfus/Laurel Funds, Inc.
The Dreyfus/Laurel Funds Trust
The Dreyfus/Laurel Tax-Free Municipal Funds
Dreyfus LifeTime Portfolios, Inc.
Dreyfus Liquid Assets, Inc.
Dreyfus Massachusetts Intermediate Municipal Bond Fund
Dreyfus Massachusetts Municipal Money Market Fund
Dreyfus Midcap Index Fund, Inc.
Dreyfus Money Market Instruments, Inc.
Dreyfus Municipal Bond Fund, Inc.
Dreyfus Municipal Cash Management Plus
Dreyfus Municipal Money Market Fund, Inc.
Dreyfus New Jersey Intermediate Municipal Bond Fund
Dreyfus New Jersey Municipal Money Market Fund, Inc.
Dreyfus New York Municipal Cash Management
Dreyfus New York Tax Exempt Bond Fund, Inc.
Dreyfus New York Tax Exempt Intermediate Bond Fund
Dreyfus New York Tax Exempt Money Market Fund
Dreyfus U.S. Treasury Intermediate Term Fund
Dreyfus U.S. Treasury Long Term Fund
Dreyfus 100% U.S. Treasury Money Market Fund
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Dreyfus Pennsylvania Municipal Money Market Fund
Dreyfus Premier Equity Funds, Inc.
Dreyfus Premier Fixed Income Funds
Dreyfus Premier International Funds, Inc.
Dreyfus Premier GNMA Fund
Dreyfus Premier Manager Funds I
Dreyfus Premier Manager Funds II
Dreyfus Premier Municipal Bond Fund
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
Dreyfus Premier New Leaders Fund, Inc.
Dreyfus Premier New York Municipal Bond Fund
Dreyfus Premier Opportunity Funds
Dreyfus Premier State Municipal Bond Fund
Dreyfus Premier Stock Funds
The Dreyfus Premier Third Century Fund, Inc.
Dreyfus Premier Value Equity Funds
Dreyfus Premier Worldwide Growth Fund, Inc.
Dreyfus Short-Intermediate Government Fund
Dreyfus Short-Intermediate Municipal Bond Fund
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus Variable Investment Fund
Dreyfus Worldwide Dollar Money Market Fund, Inc
General California Municipal Money Market Fund
General Government Securities Money Market Funds, Inc.
General Money Market Fund, Inc.
General Municipal Money Market Funds, Inc.
General New York Municipal Bond Fund, Inc.
General New York Municipal Money Market Fund
Mellon Funds Trust

(b)

Name and principal business address	Positions and offices With the Distributor	Positions and offices With Registrant

Thomas F. Eggers*	Chief Executive Officer and Chairman of the Board	None

J. David Officer*	President and Director	None

J. Charles Cardona*	Executive Vice President and Director	None

James Neiland*	Executive Vice President	None

Irene Papadoulis**	Executive Vice President and Director	None

Prasanna Dhore*	Executive Vice President	None

Noreen Ross*	Executive Vice President	None

Richard Sabo***	Executive Vice President	None

William H. Maresca*	Chief Financial Officer and Director	None

Ken Bradle**	Senior Vice President	None

Stephen R. Byers*	Senior Vice President	Executive Vice President

Walter Kress*	Senior Vice President	None

Matthew Perrone**	Senior Vice President	None

Bradley J. Skapyak	Senior Vice President	None

Michael Schuermann**	Senior Vice President	None

Bret Young*	Senior Vice President	None

Jane Knight*	Chief Legal Officer and Secretary	None

Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer

Stephen Storen*	Chief Compliance Officer	None

Maria Georgopoulos*	Vice President - Facilities Management	None

William Germenis*	Vice President - Compliance	Anti Money Laundering Compliance Officer

Tracy Hopkins*	Vice President	None

Donna Impgliazzo*	Vice President - Compliance	None

Mary Merkle*	Vice President - Compliance	None

Paul Molloy*	Vice President	None

James Muir*	Vice President - Compliance	None

Anthony Nunez*	Vice President - Finance	None

Gary Pierce*	Vice President - Finance	None

David Ray***	Vice President	None

Theodore A. Schachar*	Vice President - Tax	None

William Schalda*	Vice President	None

Alex G. Sciulli****	Vice President	None

John Shea****	Vice President - Finance	None

Susan Verbil*	Vice President - Finance	None

William Verity*	Vice President - Finance	None

James Windels*	Vice President	Treasurer

James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary

Ken Christoffersen***	Assistant Secretary	None

Ronald Jamison*	Assistant Secretary	None

Sarrita Cypress	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28.	Location of Accounts and Records

1.	Mellon Bank, N.A. One Mellon Bank Center Pittsburgh, PA 15258

2.	DST Systems, Inc. 1055 Broadway Kansas City, MO 64105

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.	Management Services Not Applicable

Item 30.	Undertakings None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of September, 2005.

THE DREYFUS/LAUREL FUNDS TRUST By: /s/ Stephen E. Canter* Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	9/23/05

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	9/23/05

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	9/23/05

/s/ James M. Fitzgibbons* James M. Fitzgibbons	Board Member	9/23/05

/s/ J. Tomlinson Fort* J. Tomlinson Fort	Board Member	9/23/05

/s/ Kenneth A. Himmel* Kenneth A. Himmel	Board Member	9/23/05

/s/ Stephen J. Lockwood* Stephen J. Lockwood	Board Member	9/23/05

/s/ Roslyn M. Watson* Roslyn M. Watson	Board Member	9/23/05

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	9/23/05

*By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Attorney-in-fact

Exhibit Index

D(3)	Management Agreement between the Registrant and The Dreyfus Corporation.

D(4)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co.

E	Dirstribution Agreement between the Registrant and Dreyfus Service Corporation.

J	Consent of Independent Registered Public Accounting Firm.

M(5)	Rule 12b-1 Service Plan.

P(2)	Code of Ethics adopted by Fayez Sarofim & Co.